/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending ,  June 30, 2000

MFS Intermediate Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
6/7/00       Shares of        216,100         6.3125           7.12    Paine
             Beneficial                                                Webber
                                    Interest

6/8/00       Shares of        19,600          6.3125           7.11    Paine
             Beneficial                                                Webber
                                    Interest

6/9/00       Shares of        210,000         6.375            7.11    Paine
             Beneficial                                                Webber
                                    Interest

6/12/00      Shares of        100,000         6.4375           7.12    Paine
             Beneficial                                                Webber
                                    Interest

6/27/00      Shares of        9,700           6.3125           7.10    Paine
             Beneficial                                                Webber
                                    Interest

Total Shares Repurchased:  555,400
Remarks: None.

MFS Intermediate Income Trust

by:  W. Thomas London

         W. Thomas London
                                    Treasurer